Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Lease [Abstract]
Schedule of supplemental balance sheet information
December 31, 2021
Operating lease right-of-use lease asset	$735,074
Accumulated amortization	(85,777)
Net balance	$649,297
Lease liability, current portion	113,105
Lease liability, long term	539,234
Total operating lease liabilities	$652,339
Weighted Average Remaining Lease Term – operating leases	54 months
Weighted Average Discount Rate – operating leases	5.5%
December 31, 2021
Operating lease right-of-use lease asset	$2,055,995
Accumulated amortization	(337,812)
Net balance	$1,718,183

Lease liability, current portion	258,843
Lease liability, long term	1,459,339
Total operating lease liabilities	$1,718,182

Weighted Average Remaining Lease Term – operating leases	61 Months

Weighted Average Discount Rate – operating leases	4.0%
December 31, 2021
Operating lease right-of-use lease asset	$1,232,993
Accumulated amortization	(454,609)
Net balance	$778,384
Lease liability, current portion	218,873
Lease liability, long term	584,833
Total operating lease liabilities	$803,706
Weighted Average Remaining Lease Term – operating leases	42 Months
Weighted Average Discount Rate – operating leases	4.02%
December 31, 2021
Operating lease right-of-use lease asset	$153,663
Accumulated amortization	(106,924)
Net balance	$46,739
Lease liability, current portion	47,328
Lease liability, long term	—
Total operating lease liabilities	$47,328
Weighted Average Remaining Lease Term – operating leases	7 months
Weighted Average Discount Rate – operating leases	6.0%

Schedule of future minimum lease payments
2022	$146,559
2023	169,839
2024	174,043
2025	146,885
2026	90,099
Thereafter	15,017
Total lease payments	742,442
Less imputed interest	(90,103)
Maturities of lease liabilities	$652,339
2022	$294,000
2023	364,560
2024	379,142
2025	394,308
2026	410,082
Thereafter	68,788
Total lease payments	1,910,880
Less imputed interest	(192,697)
Maturities of lease liabilities	$1,718,183
2022	$230,191
2023	208,020
2024	204,558
2025	210,695
2026	18,085
Total lease payments	871,549
Less imputed interest	(67,843)
Maturities of lease liabilities	$803,706
2022	$48,279
Total lease payments	48,279
Less imputed interest	(951)
Maturities of lease liabilities	$47,328

Schedule of supplemental cash flows information related to leases
	December 31, 2021	December 31, 2020
Cash paid for amounts included in the measurement of lease liability:
Operating cash flows from operating lease	$985,122	$21,000
Right-of-use asset obtained in exchange for lease obligation:
Operating lease	$3,040,854	$373,916